Income Taxes - Operating loss and undistributed earnings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	¥ 29,800,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	59,500,000
PRC and Hong Kong
Operating Loss Carryforwards [Line Items]
Operating loss carry forward	118,800,000
PRC
Operating Loss Carryforwards [Line Items]
Operating loss carry forward, valuation allowance	28,747,826	¥ 36,182,919
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	595,100,000
Provision for PRC dividend withholding tax	¥ 0
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
PRC | Minimum
Undistributed earnings
Withholding tax rate of the profit distribution (as a percent)	5.00%
PRC | Maximum
Undistributed earnings
Withholding tax rate of the profit distribution (as a percent)	10.00%